Segment Information and Concentrations Segment Information and Concentrations - Geographic Areas (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,642	$ 1,435	$ 1,409	$ 1,244	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 5,730	$ 5,291	$ 4,711
Percentage of Revenues by Geographic Area									100.00%	100.00%	100.00%
Property, plant and equipment, net	308				365				308	365
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									2,198	1,914	1,548
Percentage of Revenues by Geographic Area									38.00%	36.00%	33.00%
Property, plant and equipment, net	188				246				188	246
Americas (Excluding United States) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									625	534	466
Percentage of Revenues by Geographic Area									11.00%	10.00%	10.00%
Property, plant and equipment, net	23				21				23	21
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,459	1,421	1,378
Percentage of Revenues by Geographic Area									26.00%	27.00%	29.00%
Property, plant and equipment, net	26				21				26	21
AMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues									1,448	1,422	1,319
Percentage of Revenues by Geographic Area									25.00%	27.00%	28.00%
Property, plant and equipment, net	$ 71				$ 77				$ 71	$ 77